UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, D. C. 20549

FORM N-CSRS

Investment Company Act file number: 811-05385

Deutsche Value Series, Inc.

(Exact Name of Registrant as Specified in Charter)

345 Park Avenue

New York, NY 10154-0004

(Address of Principal Executive Offices) (Zip Code)

Registrant’s Telephone Number, including Area Code: (212) 250-3220

Paul Schubert

345 Park Avenue

New York, NY 10154-0004

(Name and Address of Agent for Service)

Date of fiscal year end:	11/30

Date of reporting period:	5/31/2017

ITEM 1.	REPORT TO STOCKHOLDERS

May 31, 2017

Semiannual Report

to Shareholders

Deutsche Mid Cap Value Fund

Contents

3	Letter to Shareholders
4	Performance Summary
7	Portfolio Management Team
7	Portfolio Summary
9	Investment Portfolio
13	Statement of Assets and Liabilities
15	Statement of Operations
16	Statements of Changes in Net Assets

17	Financial Highlights
23	Notes to Financial Statements
34	Information About Your Fund’s Expenses
36	Advisory Agreement Board Considerations and Fee Evaluation
40	Account Management Resources
42	Privacy Statement

This report must be preceded or accompanied by a prospectus. To obtain a summary prospectus, if available, or prospectus for any of our funds, refer to the Account Management Resources information provided in the back of this booklet. We advise you to consider the fund’s objectives, risks, charges and expenses carefully before investing. The summary prospectus and prospectus contain this and other important information about the fund. Please read the prospectus carefully before you invest.

Any fund that focuses in a particular segment of the market or region of the world will generally be more volatile than a fund that invests more broadly. Stocks of medium-sized companies involve greater risk than securities of larger, more-established companies. The fund may lend securities to approved institutions. Stocks may decline in value. See the prospectus for details.

Deutsche Asset Management represents the asset management activities conducted by Deutsche Bank AG or any of its subsidiaries.

NOT FDIC/NCUA INSURED     NO BANK GUARANTEE     MAY LOSE VALUE NOT A DEPOSIT     NOT INSURED BY ANY FEDERAL GOVERNMENT AGENCY

2	Deutsche Mid Cap Value Fund

Letter to Shareholders

Dear Shareholder:

America’s economic expansion, now in its eighth year, continues. Much of the damage from the Great Recession appears to have been repaired, and growth, while not spectacular, has been sufficient to support a stronger labor market.

How long can this last? Our economists generally expect the economy to continue performing well this year. The labor markets should firm a bit further, and underlying inflation is edging closer to target.

Against this backdrop, the U.S. stock markets have set a series of record highs — thanks, in part, to expectations for a boost from Washington. The challenge is that the new administration is still finding its footing. So, while some combination of tax cuts, regulatory reforms, and spending increases in infrastructure and defense seems likely, the timing of implementation is unclear. It remains to be seen how the President’s legislative agenda will translate into tangible results after running the gauntlet of political procedure and bargaining.

We invite you to stay abreast of that process — and our economists’ take on the impact for the markets and investors — by visiting deutschefunds.com. The “Insights” section of our Web site offers up-to-date views on the global and domestic economies and the implications for each asset class.

Thank you, as always, for allowing us to serve your investment needs.

Best regards,

Brian Binder President, Deutsche Funds

Assumptions, estimates and opinions contained in this document constitute our judgment as of the date of the document and are subject to change without notice. Any projections are based on a number of assumptions as to market conditions and there can be no guarantee that any projected results will be achieved. Past performance is not a guarantee of future results.

Deutsche Mid Cap Value Fund	3

Performance Summary	May 31, 2017 (Unaudited)

Class A	6-Month‡	1-Year	5-Year	10-Year
Average Annual Total Returns as of 5/31/17
Unadjusted for Sales Charge	3.01%	7.85%	14.62%	5.86%
Adjusted for the Maximum Sales Charge (max 5.75% load)	–2.92%	1.65%	13.27%	5.24%
Russell Midcap® Value Index†	5.48%	15.27%	15.63%	6.77%
Average Annual Total Returns as of 3/31/17 (most recent calendar quarter end)
Unadjusted for Sales Charge		11.92%	12.65%	6.84%
Adjusted for the Maximum Sales Charge (max 5.75% load)		5.49%	11.33%	6.21%
Russell Midcap® Value Index†		19.82%	14.07%	7.47%

Class C	6-Month‡	1-Year	5-Year	10-Year
Average Annual Total Returns as of 5/31/17
Unadjusted for Sales Charge	2.68%	7.07%	13.78%	5.10%
Adjusted for the Maximum Sales Charge (max 1.00% CDSC)	1.69%	7.07%	13.78%	5.10%
Russell Midcap® Value Index†	5.48%	15.27%	15.63%	6.77%
Average Annual Total Returns as of 3/31/17 (most recent calendar quarter end)
Unadjusted for Sales Charge		11.07%	11.79%	6.06%
Adjusted for the Maximum Sales Charge (max 1.00% CDSC)		11.07%	11.79%	6.06%
Russell Midcap® Value Index†		19.82%	14.07%	7.47%

Class R	6-Month‡	1-Year	5-Year	10-Year
Average Annual Total Returns as of 5/31/17
No Sales Charges	2.94%	7.54%	14.39%	5.59%
Russell Midcap® Value Index†	5.48%	15.27%	15.63%	6.77%
Average Annual Total Returns as of 3/31/17 (most recent calendar quarter end)
No Sales Charges		11.61%	12.38%	6.56%
Russell Midcap® Value Index†		19.82%	14.07%	7.47%

Class R6		6-Month‡	1-Year	Life of Class*
Average Annual Total Returns as of 5/31/17
No Sales Charges		3.25%	8.24%	5.72%
Russell Midcap® Value Index†		5.48%	15.27%	7.46%
Average Annual Total Returns as of 3/31/17 (most recent calendar quarter end)
No Sales Charges			12.27%	6.49%
Russell Midcap® Value Index†			19.82%	8.01%

4	Deutsche Mid Cap Value Fund

Class S	6-Month‡	1-Year	5-Year	10-Year
Average Annual Total Returns as of 5/31/17
No Sales Charges	3.18%	8.10%	14.92%	6.16%
Russell Midcap® Value Index†	5.48%	15.27%	15.63%	6.77%
Average Annual Total Returns as of 3/31/17 (most recent calendar quarter end)
No Sales Charges		12.12%	12.91%	7.14%
Russell Midcap® Value Index†		19.82%	14.07%	7.47%

Institutional Class	6-Month‡	1-Year	5-Year	10-Year
Average Annual Total Returns as of 5/31/17
No Sales Charges	3.21%	8.13%	14.94%	6.19%
Russell Midcap® Value Index†	5.48%	15.27%	15.63%	6.77%
Average Annual Total Returns as of 3/31/17 (most recent calendar quarter end)
No Sales Charges		12.15%	12.94%	7.17%
Russell Midcap® Value Index†		19.82%	14.07%	7.47%

Performance in the Average Annual Total Returns table(s) above and the Growth of an Assumed $10,000 Investment line graph that follows is historical and does not guarantee future results. Investment return and principal fluctuate, so your shares may be worth more or less when redeemed. Current performance may differ from performance data shown. Please visit deutschefunds.com for the Fund’s most recent month-end performance. Fund performance includes reinvestment of all distributions. Unadjusted returns do not reflect sales charges and would have been lower if they had.

The gross expense ratios of the Fund, as stated in the fee table of the prospectus dated March 16, 2017 are 1.23%, 2.00%, 1.59%, 0.88%, 1.02% and 0.97% for Class A, Class C, Class R, Class R6, Class S and Institutional Class shares, respectively, and may differ from the expense ratios disclosed in the Financial Highlights tables in this report.

Index returns do not reflect any fees or expenses and it is not possible to invest directly into an index.

Performance figures do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

The returns for Class R shares for periods prior to inception on March 1, 2011 are derived from the historical performance of Class A shares of Deutsche Mid Cap Value Fund during such periods and have been adjusted to reflect higher total annual operating expenses of Class R. Any difference in expenses will affect performance.

Generally accepted accounting principles require adjustments to be made to the net assets of the Fund at period end for financial reporting purposes only, and as such, the total return based on the unadjusted net asset value per share may differ from the total return reported in the financial highlights.

Deutsche Mid Cap Value Fund	5

Growth of an Assumed $10,000 Investment (Adjusted for Maximum Sales Charge)

The Fund’s growth of an assumed $10,000 investment is adjusted for the maximum sales charge of 5.75%. This results in a net initial investment of $9,425.

The growth of $10,000 is cumulative.

Performance of other share classes will vary based on the sales charges and the fee structure of those classes.

*	Class R6 shares commenced operations on August 25, 2014.

†	Russell Midcap Value Index is an unmanaged index measuring the performance of those Russell Midcap companies with lower price-to-book ratios and lower forecasted growth values. The stocks are also members of the Russell 1000 Value Index.

‡	Total returns shown for periods less than one year are not annualized.

	Class A	Class C	Class R	Class R6	Class S	Institutional Class
Net Asset Value
5/31/17	$17.46	$17.04	$17.44	$17.44	$17.45	$17.46
11/30/16	$17.79	$17.31	$17.74	$17.80	$17.80	$17.81
Distribution Information as of 5/31/17
Income Dividends, Six Months	$.16	$.02	$.11	$.22	$.20	$.21
Capital Gain Distributions, Six Months	$.70	$.70	$.70	$.70	$.70	$.70

6	Deutsche Mid Cap Value Fund

Portfolio Management Team

Richard Hanlon, CFA, Director

Portfolio Manager of the fund. Began managing the fund in 2015.

–	Joined Deutsche Asset Management in 2013 with 23 years of industry experience. Previously, he founded Glenville Capital Management, where he served as Managing Partner. Prior to that, he worked as a Partner and Co-Head of the Equity Group at Silvercrest Asset Management Group. Before joining Silvercrest, he was Director of Research and a portfolio manager at DLJ Asset Management.

–	BA in Economics, University at Albany, State University of New York.

Mary Schafer Mahrer, Director

Portfolio Manager of the fund. Began managing the fund in 2016.

–	Joined Deutsche Asset Management in 2013 with 15 years of industry experience. Prior to joining, she was a Co-founder and Principal of Lockwell Investments. Previously, she worked as an Executive Director at Morgan Stanley Investment Management and as an Analyst at Lehman Brothers, Neuberger Berman and Deutsche Bank Securities.

–	BA in Molecular, Cellular and Developmental Biology, University of Colorado; MBA in Finance and Accounting, Columbia Business School.

Portfolio Summary	(Unaudited)

Asset Allocation (As a % of Investment Portfolio excluding Securities Lending Collateral)	5/31/17	11/30/16
Common Stocks	99%	95%
Cash Equivalents	1%	5%
	100%	100%

Sector Diversification (As a % of Common Stocks)	5/31/17	11/30/16
Financials	21%	22%
Industrials	15%	13%
Information Technology	13%	13%
Consumer Discretionary	10%	14%
Real Estate	10%	7%
Utilities	8%	7%
Energy	7%	8%
Consumer Staples	6%	4%
Materials	6%	7%
Health Care	4%	5%
	100%	100%

Deutsche Mid Cap Value Fund	7

Ten Largest Holdings at May 31, 2017 (28.5% of Net Assets)
1	DTE Energy Co.	3.0%
	Generator and distributor of electric energy
2	Keysight Technologies, Inc.	3.0%
	Offers electronic measurement services using wireless, modular and software solution.
3	Gaming and Leisure Properties, Inc.	2.9%
	Owns and leases casinos
4	Celanese Corp.	2.9%
	Processor of chemical raw materials
5	First Republic Bank	2.8%
	Provides private banking, business banking and private wealth management services
6	Harris Corp.	2.8%
	International communications equipment company focused on product, system and service solutions
7	Hartford Financial Services Group, Inc.	2.8%
	Provides range of insurance products
8	WEC Energy Group, Inc.	2.8%
	Operates as a utilities provider
9	KeyCorp	2.8%
	Provides a wide range of retail and commercial banking services
10	Reinsurance Group of America, Inc.	2.7%
	Provides life reinsurance in North America

Portfolio holdings and characteristics are subject to change.

For more complete details about the fund’s investment portfolio, see page 9. A quarterly Fact Sheet is available on deutschefunds.com or upon request. Please see the Account Management Resources section on page 40 for contact information.

8	Deutsche Mid Cap Value Fund

Investment Portfolio	as of May 31, 2017 (Unaudited)

	Shares	Value ($)
Common Stocks 99.1%
Consumer Discretionary 9.6%
Auto Components 2.4%
Visteon Corp.*	79,001	7,923,010
Household Durables 0.3%
Whirlpool Corp.	5,500	1,020,470
Leisure Products 0.2%
Mattel, Inc.	29,700	680,427
Media 5.1%
Scripps Networks Interactive, Inc. “A”	121,100	8,019,242
TEGNA, Inc.	367,029	8,713,269

		16,732,511
Specialty Retail 1.6%
Staples, Inc.	571,800	5,191,944

Consumer Staples 6.0%
Food Products 4.4%
Lamb Weston Holdings, Inc.	151,641	7,037,659
Pinnacle Foods, Inc.	119,200	7,427,352

		14,465,011
Household Products 1.6%
Energizer Holdings, Inc.	93,305	5,001,148

Energy 6.7%
Energy Equipment & Services 1.2%
TechnipFMC PLC*	131,100	3,795,345
Oil, Gas & Consumable Fuels 5.5%
Cabot Oil & Gas Corp.	134,371	2,981,692
Cimarex Energy Co.	81,682	8,785,716
Noble Energy, Inc.	218,600	6,271,634

		18,039,042

Financials 20.7%
Banks 5.6%
First Republic Bank	100,745	9,278,614
KeyCorp	517,559	9,041,756

		18,320,370
Capital Markets 2.6%
Lazard Ltd. “A”	189,772	8,444,854
Consumer Finance 2.1%
Synchrony Financial	256,753	6,893,818

The accompanying notes are an integral part of the financial statements.

Deutsche Mid Cap Value Fund	9

	Shares	Value ($)
Insurance 10.4%
Axis Capital Holdings Ltd.	128,541	8,429,719
CNO Financial Group, Inc.	368,880	7,558,351
Hartford Financial Services Group, Inc.	185,303	9,152,115
Reinsurance Group of America, Inc.	71,887	8,950,651

		34,090,836

Health Care 3.8%
Health Care Providers & Services 2.7%
HealthSouth Corp.	196,247	8,895,877
Life Sciences Tools & Services 1.1%
PerkinElmer, Inc.	56,489	3,562,196

Industrials 14.6%
Aerospace & Defense 0.4%
BWX Technologies, Inc.	25,714	1,249,701
Building Products 0.2%
Masco Corp.	17,900	666,775
Commercial Services & Supplies 2.0%
Pitney Bowes, Inc.	435,430	6,474,844
Industrial Conglomerates 1.2%
Carlisle Companies, Inc.	38,213	3,872,123
Machinery 6.9%
Crane Co.	113,070	8,771,971
Snap-on, Inc.	40,969	6,623,048
Stanley Black & Decker, Inc.	52,683	7,251,288

		22,646,307
Road & Rail 1.6%
Kansas City Southern	53,956	5,136,611
Trading Companies & Distributors 2.3%
AerCap Holdings NV*	171,391	7,544,632

Information Technology 12.9%
Communications Equipment 2.8%
Harris Corp.	81,954	9,191,961
Electronic Equipment, Instruments & Components 4.6%
Dolby Laboratories, Inc. “A”	106,883	5,385,834
Keysight Technologies, Inc.*	250,528	9,680,402

		15,066,236
IT Services 2.0%
Convergys Corp.	263,624	6,408,699
Software 2.0%
CA, Inc.	205,300	6,522,381
Technology Hardware, Storage & Peripherals 1.5%
NetApp, Inc.	119,300	4,830,457

The accompanying notes are an integral part of the financial statements.

10	Deutsche Mid Cap Value Fund

	Shares	Value ($)

Materials 6.4%
Chemicals
Ashland Global Holdings, Inc.	44,264	2,945,327
Celanese Corp. “A”	110,160	9,534,348
CF Industries Holdings, Inc.	208,600	5,611,340
Valvoline, Inc.	121,520	2,718,394

		20,809,409

Real Estate 10.0%
Equity Real Estate Investment Trusts (REITs)
Brixmor Property Group, Inc.	398,200	7,183,528
Gaming and Leisure Properties, Inc.	259,851	9,539,130
Highwoods Properties, Inc.	144,434	7,279,474
Physicians Realty Trust	427,050	8,686,197

		32,688,329

Utilities 8.4%
Electric Utilities 2.7%
Eversource Energy	140,532	8,722,821
Multi-Utilities 5.7%
DTE Energy Co.	89,000	9,747,280
WEC Energy Group, Inc.	144,383	9,061,477

		18,808,757
Total Common Stocks (Cost $277,707,933)		323,696,902

Cash Equivalents 1.2%
Deutsche Central Cash Management Government Fund, 0.85% (a) (Cost $3,903,291)	3,903,291	3,903,291

	% of Net Assets	Value ($)
Total Investment Portfolio (Cost $281,611,224)†	100.3	327,600,193
Other Assets and Liabilities, Net	(0.3)	(1,030,661)

Net Assets	100.0	326,569,532

*	Non-income producing security.

†	The cost for federal income tax purposes was $281,848,149. At May 31, 2017, net unrealized appreciation for all securities based on tax cost was $45,752,044. This consisted of aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost of $55,545,525 and aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value of $9,793,481.

(a)	Affiliated fund managed by Deutsche Investment Management Americas Inc. The rate shown is the annualized seven-day yield at period end.

The accompanying notes are an integral part of the financial statements.

Deutsche Mid Cap Value Fund	11

Fair Value Measurements

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds and credit risk). Level 3 includes significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.

The following is a summary of the inputs used as of May 31, 2017 in valuing the Fund’s investments. For information on the Fund’s policy regarding the valuation of investments, please refer to the Security Valuation section of Note A in the accompanying Notes to Financial Statements.

Assets	Level 1	Level 2	Level 3	Total
Common Stocks (b)	$323,696,902	$—	$—	$323,696,902
Short-Term Investment	3,903,291	—	—	3,903,291
Total	$327,600,193	$—	$—	$327,600,193

There have been no transfers between fair value measurement levels during the period ended May 31, 2017.

(b)	See Investment Portfolio for additional detailed categorizations.

The accompanying notes are an integral part of the financial statements.

12	Deutsche Mid Cap Value Fund

Statement of Assets and Liabilities

as of May 31, 2017 (Unaudited)

Assets
Investments:
Investments in non-affiliated securities, at value (cost $277,707,933)	$323,696,902
Investment in Deutsche Central Cash Management Government Fund (cost $3,903,291)	3,903,291
Total investments in securities, at value (cost $281,611,224)	327,600,193
Cash	14
Receivable for Fund shares sold	403,149
Dividends receivable	670,075
Interest receivable	6,565
Other assets	63,549
Total assets	328,743,545

Liabilities
Payable for investments purchased	662,148
Payable for Fund shares redeemed	973,701
Accrued management fee	202,831
Accrued Directors’ fees	5,392
Other accrued expenses and payables	329,941
Total liabilities	2,174,013
Net assets, at value	$326,569,532

Net Assets Consist of
Undistributed net investment income	1,257,438
Net unrealized appreciation (depreciation) on investments	45,988,969
Accumulated net realized gain (loss)	(3,760,907)
Paid-in capital	283,084,032
Net assets, at value	$326,569,532

The accompanying notes are an integral part of the financial statements.

Deutsche Mid Cap Value Fund	13

Statement of Assets and Liabilities as of May 31, 2017 (Unaudited) (continued)

Net Asset Value

Class A
Net Asset Value, and redemption price per share ($65,003,962 ÷ 3,722,614 shares of capital stock outstanding, $.01 par value, 75,000,000 shares authorized)	$17.46
Maximum offering price per share (100 ÷ 94.25 of $17.46)	$18.53
Class C
Net Asset Value, offering and redemption price per share ($24,150,235 ÷ 1,417,596 shares of capital stock outstanding, $.01 par value, 75,000,000 shares authorized)	$17.04
Class R
Net Asset Value, offering and redemption price per share ($33,358,513 ÷ 1,912,876 shares of capital stock outstanding, $.01 par value, 100,000,000 shares authorized)	$17.44
Class R6
Net Asset Value, offering and redemption price per share ($1,200,228 ÷ 68,822 shares of capital stock outstanding, $.01 par value, 50,000,000 shares authorized)	$17.44
Class S
Net Asset Value, offering and redemption price per share ($170,099,402 ÷ 9,749,804 shares of capital stock outstanding, $.01 par value, 75,000,000 shares authorized)	$17.45
Institutional Class
Net Asset Value, offering and redemption price per share ($32,757,192 ÷ 1,876,167 shares of capital stock outstanding, $.01 par value, 75,000,000 shares authorized)	$17.46

The accompanying notes are an integral part of the financial statements.

14	Deutsche Mid Cap Value Fund

Statement of Operations

for the six months ended May 31, 2017 (Unaudited)

Investment Income
Income:
Dividends (net of foreign taxes withheld of $1,289)	$3,833,717
Income distributions — Deutsche Central Cash Management Government Fund	34,097
Securities lending income, net of borrower rebates	28,528
Total income	3,896,342
Expenses:
Management fee	1,279,004
Services to shareholders	285,588
Distribution and service fees	304,831
Custodian and accounting fees	28,749
Professional fees	39,434
Reports to shareholders	25,843
Registration fees	43,279
Directors’ fees and expenses	8,926
Other	15,246
Total expenses before expense reductions	2,030,900
Expense reductions	(8,949)
Total expenses after expense reductions	2,021,951
Net investment income	1,874,391

Realized and Unrealized Gain (Loss)
Net realized gain (loss) from investments	(972,908)
Change in net unrealized appreciation (depreciation) on investments	9,840,254
Net gain (loss)	8,867,346
Net increase (decrease) in net assets resulting from operations	$10,741,737

The accompanying notes are an integral part of the financial statements.

Deutsche Mid Cap Value Fund	15

Statements of Changes in Net Assets

Increase (Decrease) in Net Assets	Six Months Ended May 31, 2017 (Unaudited)	Year Ended November 30, 2016

Operations:
Net investment income	$1,874,391	$2,786,597
Net realized gain (loss)	(972,908)	10,777,938
Change in net unrealized appreciation (depreciation)	9,840,254	5,410,088
Net increase (decrease) in net assets resulting from operations	10,741,737	18,974,623
Distributions to shareholders from:
Net investment income:
Class A	(805,396)	(52,456)
Class C	(37,372)	—
Class R	(160,947)	—
Class R6	(14,936)	(1,133)
Class S	(1,893,744)	(552,281)
Institutional Class	(394,213)	(90,024)
Net realized gains:
Class A	(3,502,996)	(5,962,428)
Class B	—	(1,152)
Class C	(1,106,394)	(1,999,191)
Class R	(1,038,490)	(1,421,274)
Class R6	(47,044)	(30,906)
Class S	(6,608,864)	(13,473,188)
Institutional Class	(1,338,614)	(2,249,010)
Total distributions	(16,949,010)	(25,833,043)
Fund share transactions:
Proceeds from shares sold	73,547,541	156,574,522
Reinvestment of distributions	16,415,912	24,614,123
Payments for shares redeemed	(104,662,078)	(153,757,482)
Net increase (decrease) in net assets from Fund share transactions	(14,698,625)	27,431,163
Increase (decrease) in net assets	(20,905,898)	20,572,743
Net assets at beginning of period	347,475,430	326,902,687
Net assets at end of period (including undistributed net investment income of $1,257,438 and $2,689,655, respectively)	$326,569,532	$347,475,430

The accompanying notes are an integral part of the financial statements.

16	Deutsche Mid Cap Value Fund

Financial Highlights

	Six Months Ended 5/31/17		Years Ended November 30,
Class A	(Unaudited)		2016	2015		2014		2013	2012

Selected Per Share Data
Net asset value, beginning of period	$17.79		$18.42	$17.96		$15.80		$11.87	$10.56
Income (loss) from investment operations:
Net investment income (loss)[a]	.09		.11	.03		.00	***	.10	.12
Net realized and unrealized gain (loss)	.44		.61	1.12		2.26		3.96	1.27
Total from investment operations	.53		.72	1.15		2.26		4.06	1.39
Less distributions from:
Net investment income	(.16)		(.01)	(.00	)***	(.10)		(.13)	(.08)
Net realized gain	(.70)		(1.34)	(.69)		—		—	—
Total distributions	(.86)		(1.35)	(.69)		(.10)		(.13)	(.08)
Net asset value, end of period	$17.46		$17.79	$18.42		$17.96		$15.80	$11.87
Total Return (%)[b]	3.01	**	4.80 [c]	6.67	[c]	14.38	[c]	34.54 [c]	13.34 [c]

Ratios to Average Net Assets and Supplemental Data
Net assets, end of period ($ millions)	65		90	78		54		50	38
Ratio of expenses before expense reductions (%)	1.25	*	1.23	1.25		1.28		1.31	1.33
Ratio of expenses after expense reductions (%)	1.25	*	1.22	1.22		1.24		1.22	1.31
Ratio of net investment income (loss) (%)	1.03	*	.69	.19		.01		.68	1.03
Portfolio turnover rate (%)	23	**	62	34		34		98	28

[a]	Based on average shares outstanding during period.

[b]	Total return does not reflect the effect of any sales charges.

[c]	Total return would have been lower had certain expenses not been reduced.

*	Annualized

**	Not annualized

***	Amount is less than $.005.

Deutsche Mid Cap Value Fund	17

	Six Months Ended 5/31/17		Years Ended November 30,
Class C	(Unaudited)		2016	2015	2014	2013	2012

Selected Per Share Data
Net asset value, beginning of period	$17.31		$18.06	$17.75	$15.67	$11.77	$10.48
Income (loss) from investment operations:
Net investment income (loss)[a]	.02		.01	(.10)	(.12)	(.01)	.03
Net realized and unrealized gain (loss)	.43		.58	1.10	2.23	3.95	1.27
Total from investment operations	.45		.59	1.00	2.11	3.94	1.30
Less distributions from:
Net investment income	(.02)		—	—	(.03)	(.04)	(.01)
Net realized gain	(.70)		(1.34)	(.69)	—	—	—
Total distributions	(.72)		(1.34)	(.69)	(.03)	(.04)	(.01)
Net asset value, end of period	$17.04		$17.31	$18.06	$17.75	$15.67	$11.77
Total Return (%)[b]	2.68	**	4.04 [c]	5.87 [c]	13.48 [c]	33.57 [c]	12.42 [c]

Ratios to Average Net Assets and Supplemental Data
Net assets, end of period ($ millions)	24		27	26	19	17	13
Ratio of expenses before expense reductions (%)	1.98	*	2.00	2.00	2.04	2.06	2.08
Ratio of expenses after expense reductions (%)	1.98	*	1.99	1.97	1.99	1.97	2.07
Ratio of net investment income (loss) (%)	.28	*	.08	(.57)	(.74)	(.07)	.27
Portfolio turnover rate (%)	23	**	62	34	34	98	28

[a]	Based on average shares outstanding during the period.

[b]	Total return does not reflect the effect of any sales charges.

[c]	Total return would have been lower had certain expenses not been reduced.

*	Annualized

**	Not annualized

18	Deutsche Mid Cap Value Fund

	Six Months Ended 5/31/17		Years Ended November 30,
Class R	(Unaudited)		2016	2015	2014	2013	2012

Selected Per Share Data
Net asset value, beginning of period	$17.74		$18.40	$17.98	$15.82	$11.87	$10.55
Income (loss) from investment operations:
Net investment income (loss)[a]	.07		.08	(.01)	(.03)	.05	.11
Net realized and unrealized gain (loss)	.44		.60	1.12	2.25	3.99	1.26
Total from investment operations	.51		.68	1.11	2.22	4.04	1.37
Less distributions from:
Net investment income	(.11)		—	—	(.06)	(.09)	(.05)
Net realized gain	(.70)		(1.34)	(.69)	—	—	—
Total distributions	(.81)		(1.34)	(.69)	(.06)	(.09)	(.05)
Net asset value, end of period	$17.44		$17.74	$18.40	$17.98	$15.82	$11.87
Total Return (%)[b]	2.94	**	4.49	6.42	14.08	34.30	13.08

Ratios to Average Net Assets and Supplemental Data
Net assets, end of period ($ millions)	33		26	18	12	1	.2
Ratio of expenses before expense reductions (%)	1.53	*	1.59	1.64	1.59	1.61	1.64
Ratio of expenses after expense reductions (%)	1.50	*	1.50	1.47	1.48	1.47	1.59
Ratio of net investment income (loss) (%)	.77	*	.48	(.06)	(.15)	.35	.96
Portfolio turnover rate (%)	23	**	62	34	34	98	28

[a]	Based on average shares outstanding during the period.

[b]	Total return would have been lower had certain expenses not been reduced.

*	Annualized

**	Not annualized

Deutsche Mid Cap Value Fund	19

	Six Months Ended 5/31/17		Years Ended November 30,		Period Ended 11/30/14	a
Class R6	(Unaudited)		2016	2015

Selected Per Share Data
Net asset value, beginning of period	$17.80		$18.41	$17.97	$17.89
Income (loss) from investment operations:
Net investment income (loss)b	.12		.20	.09	.02
Net realized and unrealized gain (loss)	.44		.59	1.10	.06
Total from investment operations	.56		.79	1.19	.08
Less distributions from:
Net investment income	(.22)		(.06)	(.06)	—
Net realized gain	(.70)		(1.34)	(.69)	—
Total distributions	(.92)		(1.40)	(.75)	—
Net asset value, end of period	$17.44		$17.80	$18.41	$17.97
Total Return (%)	3.25	**	5.15	6.94 [c]	.45	**

Ratios to Average Net Assets and Supplemental Data
Net assets, end of period ($ millions)	1		1	.20	.01
Ratio of expenses before expense reductions (%)	.87	*	.88	.97	.91	*
Ratio of expenses after expense reductions (%)	.87	*	.88	.97	.91	*
Ratio of net investment income (loss) (%)	1.39	*	1.19	.51	.33	*
Portfolio turnover rate (%)	23	**	62	34	34	[d]

[a]	For the period from August 25, 2014 (commencement of operations) to November 30, 2014.

[b]	Based on average shares outstanding during the period.

[c]	Total return would have been lower had certain expenses not been reduced.

[d]	Represents the Fund’s portfolio turnover rate for the year ended November 30, 2014.

*	Annualized

**	Not annualized

20	Deutsche Mid Cap Value Fund

	Six Months Ended 5/31/17		Years Ended November 30,
Class S	(Unaudited)		2016	2015	2014	2013	2012

Selected Per Share Data
Net asset value, beginning of period	$17.80		$18.43	$17.97	$15.81	$11.87	$10.57
Income (loss) from investment operations:
Net investment income (loss)[a]	.11		.17	.08	.04	.13	.15
Net realized and unrealized gain (loss)	.44		.60	1.12	2.26	3.97	1.26
Total from investment operations	.55		.77	1.20	2.30	4.10	1.41
Less distributions from:
Net investment income	(.20)		(.06)	(.05)	(.14)	(.16)	(.11)
Net realized gain	(.70)		(1.34)	(.69)	—	—	—
Total distributions	(.90)		(1.40)	(.74)	(.14)	(.16)	(.11)
Net asset value, end of period	$17.45		$17.80	$18.43	$17.97	$15.81	$11.87
Total Return (%)[b]	3.18	**	5.03	6.94	14.65	34.95	13.56

Ratios to Average Net Assets and Supplemental Data
Net assets, end of period ($ millions)	170		170	175	135	136	121
Ratio of expenses before expense reductions (%)	1.01	*	1.02	1.02	1.05	1.08	1.10
Ratio of expenses after expense reductions (%)	1.00	*	1.00	.97	.99	.97	1.07
Ratio of net investment income (loss) (%)	1.25	*	1.01	.44	.26	.96	1.29
Portfolio turnover rate (%)	23	**	62	34	34	98	28

[a]	Based on average shares outstanding during the period.

[b]	Total return would have been lower had certain expenses not been reduced.

*	Annualized

**	Not annualized

Deutsche Mid Cap Value Fund	21

	Six Months Ended 5/31/17		Years Ended November 30,
Institutional Class	(Unaudited)		2016	2015	2014	2013	2012

Selected Per Share Data
Net asset value, beginning of period	$17.81		$18.44	$17.97	$15.81	$11.89	$10.59
Income (loss) from investment operations:
Net investment income (loss)[a]	.11		.15	.10	.04	.13	.16
Net realized and unrealized gain (loss)	.45		.62	1.11	2.26	3.96	1.26
Total from investment operations	.56		.77	1.21	2.30	4.09	1.42
Less distributions from:
Net investment income	(.21)		(.06)	(.05)	(.14)	(.17)	(.12)
Net realized gain	(.70)		(1.34)	(.69)	—	—	—
Total distributions	(.91)		(1.40)	(.74)	(.14)	(.17)	(.12)
Net asset value, end of period	$17.46		$17.81	$18.44	$17.97	$15.81	$11.89
Total Return (%)	3.21	**	5.02 [b]	7.00	14.65 [b]	34.89 [b]	13.67 [b]

Ratios to Average Net Assets and Supplemental Data
Net assets, end of period ($ millions)	33		34	29	7	7	27
Ratio of expenses before expense reductions (%)	.97	*	.97	.96	1.00	.98	.97
Ratio of expenses after expense reductions (%)	.97	*	.97	.96	.99	.96	.97
Ratio of net investment income (loss) (%)	1.30	*	.92	.54	.26	.99	1.39
Portfolio turnover rate (%)	23	**	62	34	34	98	28

[a]	Based on average shares outstanding during the period.

[b]	Total return would have been lower had certain expenses not been reduced.

*	Annualized

**	Not annualized

22	Deutsche Mid Cap Value Fund

Notes to Financial Statements	(Unaudited)

A. Organization and Significant Accounting Policies

Deutsche Mid Cap Value Fund (the “Fund”) is a diversified series of Deutsche Value Series, Inc. (the “Corporation”), which is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company organized as a Maryland corporation.

The Fund offers multiple classes of shares which provide investors with different purchase options. Class A shares are subject to an initial sales charge. Class B shares automatically converted to Class A shares on February 10, 2016 and are no longer offered. Class B shares were not subject to an initial sales charge and were subject to higher ongoing expenses than Class A shares and a contingent deferred sales charge payable upon certain redemptions. Class C shares are not subject to an initial sales charge but are subject to higher ongoing expenses than Class A shares and a contingent deferred sales charge payable upon certain redemptions within one year of purchase. Class R shares and Class R6 shares are not subject to initial or contingent deferred sales charges and are generally available only to certain retirement plans. Class S shares are not subject to initial or contingent deferred sales charges and are only available to a limited group of investors. Institutional Class shares are not subject to initial or contingent deferred sales charges and are generally available only to qualified institutions.

Investment income, realized and unrealized gains and losses, and certain fund-level expenses and expense reductions, if any, are borne pro rata on the basis of relative net assets by the holders of all classes of shares, except that each class bears certain expenses unique to that class such as distribution and service fees, services to shareholders and certain other class-specific expenses. Differences in class-level expenses may result in payment of different per share dividends by class. All shares of the Fund have equal rights with respect to voting subject to class-specific arrangements.

The Fund’s financial statements are prepared in accordance with accounting principles generally accepted in the United States of America (“U.S. GAAP”) which require the use of management estimates. Actual results could differ from those estimates. The Fund qualifies as an investment company under Topic 946 of Accounting Standards Codification of U.S. GAAP. The policies described below are followed consistently by the Fund in the preparation of its financial statements.

Security Valuation. Investments are stated at value determined as of the close of regular trading on the New York Stock Exchange on each day the exchange is open for trading.

Deutsche Mid Cap Value Fund	23

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds and credit risk). Level 3 includes significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.

Equity securities are valued at the most recent sale price or official closing price reported on the exchange (U.S. or foreign) or over-the-counter market on which they trade. Securities for which no sales are reported are valued at the calculated mean between the most recent bid and asked quotations on the relevant market or, if a mean cannot be determined, at the most recent bid quotation. Equity securities are generally categorized as Level 1.

Investments in open-end investment companies are valued at their net asset value each business day and are categorized as Level 1.

Securities and other assets for which market quotations are not readily available or for which the above valuation procedures are deemed not to reflect fair value are valued in a manner that is intended to reflect their fair value as determined in accordance with procedures approved by the Board and are generally categorized as Level 3. In accordance with the Fund’s valuation procedures, factors considered in determining value may include, but are not limited to, the type of the security; the size of the holding; the initial cost of the security; the existence of any contractual restrictions on the security’s disposition; the price and extent of public trading in similar securities of the issuer or of comparable companies; quotations or evaluated prices from broker-dealers and/or pricing services; information obtained from the issuer, analysts, and/or the appropriate stock exchange (for exchange-traded securities); an analysis of the company’s or issuer’s financial statements; an evaluation of the forces that influence the issuer and the market(s) in which the security is purchased and sold; and with respect to debt securities, the maturity, coupon, creditworthiness, currency denomination and the movement of the market in which the security is normally traded. The value determined under these procedures may differ from published values for the same securities.

Disclosure about the classification of fair value measurements is included in a table following the Fund’s Investment Portfolio.

Foreign Currency Translations. The books and records of the Fund are maintained in U.S. dollars. Investment securities and other assets and liabilities denominated in a foreign currency are translated into U.S. dollars

24	Deutsche Mid Cap Value Fund

at the prevailing exchange rates at period end. Purchases and sales of investment securities, income and expenses are translated into U.S. dollars at the prevailing exchange rates on the respective dates of the transactions.

Net realized and unrealized gains and losses on foreign currency transactions represent net gains and losses between trade and settlement dates on securities transactions, the acquisition and disposition of foreign currencies, and the difference between the amount of net investment income accrued and the U.S. dollar amount actually received. The portion of both realized and unrealized gains and losses on investments that results from fluctuations in foreign currency exchange rates is not separately disclosed but is included with net realized and unrealized gain/appreciation and loss/depreciation on investments.

Securities Lending. Brown Brothers Harriman & Co., as lending agent, lends securities of the Fund to certain financial institutions under the terms of its securities lending agreement. During the term of the loans, the Fund continues to receive interest and dividends generated by the securities and to participate in any changes in their market value. The Fund requires the borrowers of the securities to maintain collateral with the Fund consisting of either cash or liquid, unencumbered assets having a value at least equal to the value of the securities loaned. When the collateral falls below specified amounts, the lending agent will use its best effort to obtain additional collateral on the next business day to meet required amounts under the securities lending agreement. During the six months ended May 31, 2017, the Fund invested the cash collateral into a joint trading account in affiliated money market funds including Deutsche Government and Agency Securities Portfolio managed by Deutsche Investment Management Americas Inc. Deutsche Investment Management Americas Inc. receives a management/administration fee (0.12% annualized effective rate as of May 31, 2017) on the cash collateral invested in Government & Agency Securities Portfolio. The Fund receives compensation for lending its securities either in the form of fees or by earning interest on invested cash collateral net of borrower rebates and fees paid to a lending agent. Either the Fund or the borrower may terminate the loan at any time, and the borrower, after notice, is required to return borrowed securities within a standard time period. There may be risks of delay and costs in recovery of securities or even loss of rights in the collateral should the borrower of the securities fail financially. If the Fund is not able to recover securities lent, the Fund may sell the collateral and purchase a replacement investment in the market, incurring the risk that the value of the replacement security is greater than the value of the collateral. The Fund is also subject to all investment risks associated with the reinvestment of any cash collateral received, including, but not limited to, interest rate, credit and liquidity risk associated with such investments.

Deutsche Mid Cap Value Fund	25

As of May 31, 2017, the Fund had no securities on loan.

Federal Income Taxes. The Fund’s policy is to comply with the requirements of the Internal Revenue Code, as amended, which are applicable to regulated investment companies, and to distribute all of its taxable income to its shareholders.

From November 1, 2016 through November 30, 2016, the Fund elects to defer qualified late year losses of approximately $1,643,000 of net long-term realized capital losses and $919,000 of net short-term realized capital losses and treat them as arising in the fiscal year ending November 30, 2017.

The Fund has reviewed the tax positions for the open tax years as of November 30, 2016 and has determined that no provision for income tax and/or uncertain tax provisions is required in the Fund’s financial statements. The Fund’s federal tax returns for the prior three fiscal years remain open subject to examination by the Internal Revenue Service.

Distribution of Income and Gains. Distributions from net investment income of the Fund, if any, are declared and distributed to shareholders annually. Net realized gains from investment transactions, in excess of available capital loss carryforwards, would be taxable to the Fund if not distributed, and, therefore, will be distributed to shareholders at least annually. The fund may also make additional distributions for tax purposes if necessary.

The timing and characterization of certain income and capital gain distributions are determined annually in accordance with federal tax regulations which may differ from accounting principles generally accepted in the United States of America. These differences primarily relate to securities sold at a loss. As a result, net investment income (loss) and net realized gain (loss) on investment transactions for a reporting period may differ significantly from distributions during such period. Accordingly, the Fund may periodically make reclassifications among certain of its capital accounts without impacting the net asset value of the Fund.

The tax character of current year distributions will be determined at the end of the current fiscal year.

Expenses. Expenses of the Corporation arising in connection with a specific fund are allocated to that fund. Other Corporation expenses which cannot be directly attributed to a fund are apportioned among the funds in the Corporation based upon the relative net assets or other appropriate measures.

Contingencies. In the normal course of business, the Fund may enter into contracts with service providers that contain general indemnification clauses. The Fund’s maximum exposure under these arrangements is

26	Deutsche Mid Cap Value Fund

unknown, as this would involve future claims that may be made against the Fund that have not yet been made. However, based on experience, the Fund expects the risk of loss to be remote.

Real Estate Investment Trusts. The Fund at its fiscal year end recharacterizes distributions received from a Real Estate Investment Trust (“REIT”) investment based on information provided by the REIT into the following categories: ordinary income, long-term and short-term capital gains, and return of capital. If information is not available timely from a REIT, the recharacterization will be estimated for financial reporting purposes and a recharacterization will be made to the accounting records in the following year when such information becomes available. Distributions received from REITs in excess of income are recorded as either a reduction of cost of investments or realized gains.

Other. Investment transactions are accounted for on a trade date plus one basis for daily net asset valuation calculations. However, for financial reporting purposes, investment transactions are reported on trade date. Interest income is recorded on the accrual basis. Dividend income is recorded on the ex-dividend date net of foreign withholding taxes. Realized gains and losses from investment transactions are recorded on an identified cost basis. Proceeds from litigation payments, if any, are included in net realized gain (loss) from investments.

B. Purchases and Sales of Securities

During the six months ended May 31, 2017, purchases and sales of investment securities (excluding short-term investments) aggregated $76,161,675 and $91,708,974, respectively.

C. Related Parties

Management Agreement. Under the Investment Management Agreement with Deutsche Investment Management Americas Inc. (“DIMA” or the “Advisor”), an indirect, wholly owned subsidiary of Deutsche Bank AG, the Advisor directs the investments of the Fund in accordance with its investment objectives, policies and restrictions. The Advisor determines the securities, instruments and other contracts relating to investments to be purchased, sold or entered into by the Fund. In addition to portfolio management services, the Advisor provides certain administrative services in accordance with the Investment Management Agreement.

Under the Investment Management Agreement with the Advisor, the Fund pays a monthly management fee based on the Fund’s average daily

Deutsche Mid Cap Value Fund	27

net assets, computed and accrued daily and payable monthly, at the following annual rates:

First $250 million of the Fund’s average daily net assets	.750%
Next $250 million of such net assets	.720%
Next $2.0 billion of such net assets	.700%
Next $1.5 billion of such net assets	.680%
Over $4.0 billion of such assets	.660%

Accordingly, for the six months ended May 31, 2017, the fee pursuant to the Investment Management Agreement was equivalent to an annualized rate (exclusive of any applicable waivers/reimbursements) of 0.74% of the Fund’s average daily net assets.

For the period from December 1, 2016 through September 30, 2017 (through March 15, 2018 for Class R and Class S shares), the Advisor has contractually agreed to waive its fees and/or reimburse certain operating expenses of the Fund to the extent necessary to maintain the total annual operating expenses (excluding certain expenses such as extraordinary expenses, taxes, brokerage and interest) of each class as follows:

Class A	1.25%
Class C	2.00%
Class R	1.50%
Class R6	1.00%
Class S	1.00%
Institutional Class	1.00%

For the period December 1, 2016 through March 15, 2017, the Advisor had voluntarily agreed to waive its fees and/or reimburse certain operating expenses of Class R6 shares to the extent necessary to maintain the total annual operating expenses (excluding certain expenses such as extraordinary expenses, taxes, brokerage and interest) at 0.96%.

28	Deutsche Mid Cap Value Fund

For the six months ended May 31, 2017, fees waived and/or expenses reimbursed for each class are as follows:

Class R	$4,043
Class S	4,906
$8,949

Service Provider Fees. Deutsche AM Service Company (“DSC”), an affiliate of the Advisor, is the transfer agent, dividend-paying agent and shareholder service agent of the Fund. Pursuant to a sub-transfer agency agreement between DSC and DST Systems, Inc. (“DST”), DSC has delegated certain transfer agent, dividend-paying agent and shareholder service agent functions to DST. DSC compensates DST out of the shareholder servicing fee it receives from the Fund. For the six months ended May 31, 2017, the amounts charged to the Fund by DSC were as follows:

Services to Shareholders	Total Aggregated	Unpaid at May 31, 2017
Class A	$12,557	$6,524
Class C	2,002	991
Class R	364	121
Class R6	148	57
Class S	52,108	26,809
Institutional Class	2,486	1,272
	$69,665	$35,774

Pursuant to a fund accounting agreement, DIMA is responsible for computing the daily net asset value per share and maintaining the portfolio and general accounting records of the Fund. DIMA has delegated certain fund accounting and record-keeping services to State Street Bank and Trust Company. The costs and expenses of such delegation are paid by DIMA. For the six months ended May 31, 2017, the amount charged to the Fund for accounting services under the fund accounting agreement aggregated $25,867, of which $4,225 is unpaid.

Distribution and Service Fees. Under the Fund’s Class C and R 12b-1 Plans, Deutsche AM Distributors, Inc. (“DDI”), an affiliate of the Advisor, receives a fee (“Distribution Fee”) of 0.75% of average daily net assets of Class C shares and 0.25% of the average daily net assets of Class R shares. In accordance with the Fund’s Underwriting and Distribution Services Agreement, DDI enters into related selling group agreements

Deutsche Mid Cap Value Fund	29

with various firms at various rates for sales of Class C and R shares, respectively. For the six months ended May 31, 2017, the Distribution Fee was as follows:

Distribution Fee	Total Aggregated	Unpaid at May 31, 2017
Class C	$99,259	$15,869
Class R	37,470	6,979
	$136,729	$22,848

In addition, DDI provides information and administrative services for a fee (“Service Fee”) to Class A, C and R shareholders at an annual rate of up to 0.25% of average daily net assets for each such class. DDI in turn has various agreements with financial services firms that provide these services and pays these fees based upon the assets of shareholder accounts the firms service. For the six months ended May 31, 2017, the Service Fee was as follows:

Service Fee	Total Aggregated	Unpaid at May 31, 2017	Annualized Rate
Class A	$97,979	$44,633	.24%
Class C	32,874	16,134	.25%
Class R	37,249	19,932	.25%
	$168,102	$80,699

Underwriting and Contingent Deferred Sales Charge. DDI is the principal underwriter for the Fund. Underwriting commissions paid in connection with the distribution of Class A shares for the six months ended May 31, 2017 aggregated $7,341.

In addition, DDI receives any contingent deferred sales charge (“CDSC”) from Class C share redemptions occurring within one year of purchase. There is no such charge upon redemption of any share appreciation or reinvested dividends. The CDSC is 1% of the value of the shares redeemed for Class C. For the six months ended May 31, 2017, the CDSC for Class C shares aggregated $4,394. A deferred sales charge of up to 1% is assessed on certain redemptions of Class A shares. For the six months ended May 31, 2017, DDI received $482 for Class A shares.

Typesetting and Filing Service Fees. Under an agreement with DIMA, DIMA is compensated for providing typesetting and certain regulatory filing services to the Fund. For the six months ended May 31, 2017, the amount charged to the Fund by DIMA included in the Statement of Operations under “Reports to shareholders“ aggregated $9,101, of which $4,413 is unpaid.

Directors’ Fees and Expenses. The Fund paid retainer fees to each Director not affiliated with the Advisor, plus specified amounts to the

30	Deutsche Mid Cap Value Fund

Board Chairperson and Vice Chairperson and to each committee Chairperson.

Affiliated Cash Management Vehicles. The Fund may invest uninvested cash balances in Deutsche Central Cash Management Government Fund and Deutsche Variable NAV Money Fund, affiliated money market funds which are managed by the Advisor. Each affiliated money market fund is managed in accordance with Rule 2a-7 under the 1940 Act, which governs the quality, maturity, diversity and liquidity of instruments in which a money market fund may invest. Deutsche Central Cash Management Government Fund seeks to maintain a stable net asset value, and Deutsche Variable NAV Money Fund maintains a floating net asset value. The Fund indirectly bears its proportionate share of the expenses of each affiliated money market fund in which it invests. Deutsche Central Cash Management Government Fund does not pay the Advisor an investment management fee. To the extent that Deutsche Variable NAV Money Fund pays an investment management fee to the Advisor, the Advisor will waive an amount of the investment management fee payable to the Advisor by the Fund equal to the amount of the investment management fee payable on the Fund’s assets invested in Deutsche Variable NAV Money Fund.

D. Line of Credit

The Fund and other affiliated funds (the “Participants”) share in a $400 million revolving credit facility provided by a syndication of banks. The Fund may borrow for temporary or emergency purposes, including the meeting of redemption requests that otherwise might require the untimely disposition of securities. The Participants are charged an annual commitment fee which is allocated based on net assets, among each of the Participants. Interest is calculated at a rate per annum equal to the sum of the Federal Funds Rate plus 1.25 percent plus if the one-month LIBOR exceeds the Federal Funds Rate, the amount of such excess. The Fund may borrow up to a maximum of 33 percent of its net assets under the agreement. The Fund had no outstanding loans at May 31, 2017.

Deutsche Mid Cap Value Fund	31

E. Share Transactions

The following table summarizes share and dollar activity in the Fund:

	Six Months Ended May 31, 2017		Year Ended November 30, 2016
	Shares	Dollars	Shares	Dollars

Shares sold
Class A	916,302	$16,136,675	2,548,393	$41,350,354
Class C	144,841	2,501,098	553,411	8,892,291
Class R	494,122	8,677,265	539,901	8,956,586
Class R6	13,928	243,093	67,668	1,113,448
Class S	2,113,074	37,167,781	4,673,143	76,397,812
Institutional Class	499,823	8,821,629	1,217,355	19,864,031
		$73,547,541		$156,574,522

Shares issued to shareholders in reinvestment of distributions
Class A	240,725	$4,162,137	359,261	$5,824,579
Class B	—	—	72 *	1,145 *
Class C	60,845	1,030,112	114,678	1,821,626
Class R	69,372	1,199,436	87,687	1,421,274
Class R6	3,595	61,980	1,980	32,039
Class S	477,076	8,234,328	815,546	13,198,271
Institutional Class	100,053	1,727,919	142,953	2,315,189
		$16,415,912		$24,614,123

Shares redeemed
Class A	(2,472,795)	$(43,529,030)	(2,110,324)	$(35,029,255)
Class B	—	—	(2,037)*	(32,412)*
Class C	(356,439)	(6,116,075)	(518,053)	(8,227,501)
Class R	(93,745)	(1,651,060)	(189,915)	(3,107,862)
Class R6	(15,780)	(277,194)	(13,201)	(203,263)
Class S	(2,389,473)	(42,046,480)	(5,456,222)	(89,978,401)
Institutional Class	(628,527)	(11,042,239)	(1,033,175)	(17,178,788)
		$(104,662,078)		$(153,757,482)

32	Deutsche Mid Cap Value Fund

	Six Months Ended May 31, 2017		Year Ended November 30, 2016
	Shares	Dollars	Shares		Dollars

Net increase (decrease)
Class A	(1,315,768)	$(23,230,218)	797,330		$12,145,678
Class B	—	—	(1,965	)*	(31,267	)*
Class C	(150,753)	(2,584,865)	150,036		2,486,416
Class R	469,749	8,225,641	437,673		7,269,998
Class R6	1,743	27,879	56,447		942,224
Class S	200,677	3,355,629	32,467		(382,318)
Institutional Class	(28,651)	(492,691)	327,133		5,000,432
		$(14,698,625)			$27,431,163

*	For the period from December 1, 2015 to February 10, 2016 (see Note A).

Deutsche Mid Cap Value Fund	33

Information About Your Fund’s Expenses

As an investor of the Fund, you incur two types of costs: ongoing expenses and transaction costs. Ongoing expenses include management fees, distribution and service (12b-1) fees and other Fund expenses. Examples of transaction costs include sales charges (loads) and account maintenance fees, which are not shown in this section. The following tables are intended to help you understand your ongoing expenses (in dollars) of investing in the Fund and to help you compare these expenses with the ongoing expenses of investing in other mutual funds. In the most recent six-month period, the Fund limited these expenses for Class R and Class S; had it not done so, expenses would have been higher. The example in the table is based on an investment of $1,000 invested at the beginning of the six-month period and held for the entire period (December 1, 2016 to May 31, 2017).

The tables illustrate your Fund’s expenses in two ways:

–	Actual Fund Return. This helps you estimate the actual dollar amount of ongoing expenses (but not transaction costs) paid on a $1,000 investment in the Fund using the Fund’s actual return during the period. To estimate the expenses you paid over the period, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the “Expenses Paid per $1,000” line under the share class you hold.

–	Hypothetical 5% Fund Return. This helps you to compare your Fund’s ongoing expenses (but not transaction costs) with those of other mutual funds using the Fund’s actual expense ratio and a hypothetical rate of return of 5% per year before expenses. Examples using a 5% hypothetical fund return may be found in the shareholder reports of other mutual funds. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period.

Please note that the expenses shown in these tables are meant to highlight your ongoing expenses only and do not reflect any transaction costs. The “Expenses Paid per $1,000” line of the tables is useful in comparing ongoing expenses only and will not help you determine the relative total expense of owning different funds. Subject to certain exceptions, an account maintenance fee of $20.00 assessed once per calendar year for Classes A, C and S shares may apply for accounts with balances less than $10,000. This fee is not included in these tables. If it was, the estimate of expenses paid for Classes A, C and S shares during the period would be higher, and account value during the period would be lower, by this amount.

34	Deutsche Mid Cap Value Fund

Expenses and Value of a $1,000 Investment for the six months ended May 31, 2017 (Unaudited)

Actual Fund Return	Class A	Class C	Class R	Class R6	Class S	Institutional Class
Beginning Account Value 12/1/16	$1,000.00	$1,000.00	$1,000.00	$1,000.00	$1,000.00	$1,000.00
Ending Account Value 5/31/17	$1,030.10	$1,026.80	$1,029.40	$1,032.50	$1,031.80	$1,032.10
Expenses Paid per $1,000*	$6.33	$10.01	$7.59	$4.41	$5.07	$4.91

Hypothetical 5% Fund Return	Class A	Class C	Class R	Class R6	Class S	Institutional Class
Beginning Account Value 12/1/16	$1,000.00	$1,000.00	$1,000.00	$1,000.00	$1,000.00	$1,000.00
Ending Account Value 5/31/17	$1,018.70	$1,015.06	$1,017.45	$1,020.59	$1,019.95	$1,020.09
Expenses Paid per $1,000*	$6.29	$9.95	$7.54	$4.38	$5.04	$4.89

*	Expenses are equal to the Fund’s annualized expense ratio for each share class, multiplied by the average account value over the period, multiplied by 182 (the number of days in the most recent six-month period), then divided by 365.

Annualized Expense Ratios	Class A	Class C	Class R	Class R6	Class S	Institutional Class
Deutsche Mid Cap Value Fund	1.25%	1.98%	1.50%	.87%	1.00%	.97%

For more information, please refer to the Fund’s prospectus.

For an analysis of the fees associated with an investment in the Fund or similar funds, please refer to http://apps.finra.org/fundanalyzer/1/fa.aspx.

Deutsche Mid Cap Value Fund	35

Advisory Agreement Board Considerations and Fee Evaluation

The Board of Directors (hereinafter referred to as the “Board” or “Directors”) approved the renewal of Deutsche Mid Cap Value Fund’s (the “Fund”) investment management agreement (the “Agreement”) with Deutsche Investment Management Americas Inc. (“DIMA”) in September 2016.

In terms of the process that the Board followed prior to approving the Agreement, shareholders should know that:

–	During the entire process, all of the Fund’s Directors were independent of DIMA and its affiliates (the “Independent Directors”).

–	The Board met frequently during the past year to discuss fund matters and dedicated a substantial amount of time to contract review matters. Over the course of several months, the Board’s Contract Committee reviewed extensive materials received from DIMA, independent third parties and independent counsel. These materials included an analysis of the Fund’s performance, fees and expenses, and profitability from a fee consultant retained by the Fund’s Independent Directors (the “Fee Consultant”). The Board also received extensive information throughout the year regarding performance of the Fund.

–	The Independent Directors regularly meet privately with counsel to discuss contract review and other matters. In addition, the Independent Directors were advised by the Fee Consultant in the course of their review of the Fund’s contractual arrangements and considered a comprehensive report prepared by the Fee Consultant in connection with their deliberations.

–	In connection with reviewing the Agreement, the Board also reviewed the terms of the Fund’s Rule 12b-1 plan, distribution agreement, transfer agency agreement and other material service agreements.

–	Based on its evaluation of the information provided, the Contract Committee presented its findings and recommendations to the Board. The Board then reviewed the Contract Committee’s findings and recommendations.

In connection with the contract review process, the Contract Committee and the Board considered the factors discussed below, among others. The Board also considered that DIMA and its predecessors have managed the Fund since its inception, and the Board believes that a long-term relationship with a capable, conscientious advisor is in the best interests of the Fund. The Board considered, generally, that shareholders chose to invest or remain invested in the Fund knowing that DIMA managed the Fund. DIMA is part of Deutsche Bank AG’s (“Deutsche Bank”) Asset

36	Deutsche Mid Cap Value Fund

Management (“Deutsche AM”) division. Deutsche AM is a global asset management business that offers a wide range of investing expertise and resources, including research capabilities in many countries throughout the world. Deutsche Bank has advised the Board that the U.S. asset management business continues to be a critical and integral part of Deutsche Bank, and that Deutsche Bank will continue to invest in Deutsche AM and seek to enhance Deutsche AM’s investment platform. Deutsche Bank also has confirmed its commitment to maintaining strong legal and compliance groups within the Deutsche AM division.

As part of the contract review process, the Board carefully considered the fees and expenses of each Deutsche fund overseen by the Board in light of the fund’s performance. In many cases, this led to the negotiation and implementation of expense caps. As part of these negotiations, the Board indicated that it would consider relaxing these caps in future years following sustained improvements in performance, among other considerations.

While shareholders may focus primarily on fund performance and fees, the Fund’s Board considers these and many other factors, including the quality and integrity of DIMA’s personnel and such other issues as back-office operations, fund valuations, and compliance policies and procedures.

Nature, Quality and Extent of Services. The Board considered the terms of the Agreement, including the scope of advisory services provided under the Agreement. The Board noted that, under the Agreement, DIMA provides portfolio management services and administrative services to the Fund. The Board considered the experience and skills of senior management and investment personnel and the resources made available to such personnel. The Board reviewed the Fund’s performance over short-term and long-term periods and compared those returns to various agreed-upon performance measures, including market index(es) and a peer universe compiled using information supplied by Morningstar Direct (“Morningstar”), an independent fund data service. The Board also noted that it has put into place a process of identifying “Focus Funds” (e.g., funds performing poorly relative to a peer universe), and receives additional reporting from DIMA regarding such funds and, where appropriate, DIMA’s plans to address underperformance. The Board believes this process is an effective manner of identifying and addressing underperforming funds. Based on the information provided, the Board noted that for the one-, three- and five-year periods ended December 31, 2015, the Fund’s performance (Class A shares) was in the 1st quartile of the applicable Morningstar universe (the 1st quartile being the best performers and the 4th quartile being the worst performers). The Board also observed that the Fund has outperformed its benchmark in the one- and three-year periods and has underperformed its benchmark in the five-year period ended December 31, 2015.

Deutsche Mid Cap Value Fund	37

Fees and Expenses. The Board considered the Fund’s investment management fee schedule, operating expenses and total expense ratios, and comparative information provided by Broadridge Financial Solutions, Inc. (“Broadridge”) and the Fee Consultant regarding investment management fee rates paid to other investment advisors by similar funds (1st quartile being the most favorable and 4th quartile being the least favorable). With respect to management fees paid to other investment advisors by similar funds, the Board noted that the contractual fee rates paid by the Fund were lower than the median (1st quartile) of the applicable Broadridge peer group (based on Broadridge data provided as of December 31, 2015). The Board noted that the Fund’s Class A shares total (net) operating expenses (excluding 12b-1 fees) were expected to be higher than the median (3rd quartile) of the applicable Broadridge expense universe (based on Broadridge data provided as of December 31, 2015, and analyzing Broadridge expense universe Class A (net) expenses less any applicable 12b-1 fees) (“Broadridge Universe Expenses”). The Board also reviewed data comparing each share class’s total (net) operating expenses to the applicable Broadridge Universe Expenses. The Board noted that the expense limitations agreed to by DIMA were expected to help the Fund’s total (net) operating expenses remain competitive. The Board considered the Fund’s management fee rate as compared to fees charged by DIMA to a comparable Deutsche U.S. registered fund (“Deutsche Funds”) and considered differences between the Fund and the comparable Deutsche Fund. The information requested by the Board as part of its review of fees and expenses also included information about institutional accounts (including any sub-advised funds and accounts) and funds offered primarily to European investors (“Deutsche Europe funds”) managed by Deutsche AM. The Board noted that DIMA indicated that Deutsche AM does not manage any institutional accounts or Deutsche Europe funds comparable to the Fund.

On the basis of the information provided, the Board concluded that management fees were reasonable and appropriate in light of the nature, quality and extent of services provided by DIMA.

Profitability. The Board reviewed detailed information regarding revenues received by DIMA under the Agreement. The Board considered the estimated costs and pre-tax profits realized by DIMA from advising the Deutsche Funds, as well as estimates of the pre-tax profits attributable to managing the Fund in particular. The Board also received information regarding the estimated enterprise-wide profitability of DIMA and its affiliates with respect to all fund services in totality and by fund. The Board and the Fee Consultant reviewed DIMA’s methodology in allocating its costs to the management of the Fund. Based on the information provided, the Board concluded that the pre-tax profits realized by DIMA in connection with the management of the Fund were not unreasonable.

38	Deutsche Mid Cap Value Fund

The Board also reviewed certain publicly available information regarding the profitability of certain similar investment management firms. The Board noted that while information regarding the profitability of such firms is limited (and in some cases is not necessarily prepared on a comparable basis), DIMA and its affiliates’ overall profitability with respect to the Deutsche Funds (after taking into account distribution and other services provided to the funds by DIMA and its affiliates) was lower than the overall profitability levels of most comparable firms for which such data was available.

Economies of Scale. The Board considered whether there are economies of scale with respect to the management of the Fund and whether the Fund benefits from any economies of scale. The Board noted that the Fund’s investment management fee schedule includes fee breakpoints. The Board concluded that the Fund’s fee schedule represents an appropriate sharing between the Fund and DIMA of such economies of scale as may exist in the management of the Fund at current asset levels.

Other Benefits to DIMA and Its Affiliates. The Board also considered the character and amount of other incidental benefits received by DIMA and its affiliates, including any fees received by an affiliate of DIMA for distribution services. The Board also considered benefits to DIMA related to brokerage and soft-dollar allocations, including allocating brokerage to pay for research generated by parties other than the executing broker dealers, which pertain primarily to funds investing in equity securities, along with the incidental public relations benefits to DIMA related to Deutsche Funds advertising and cross-selling opportunities among DIMA products and services. The Board considered these benefits in reaching its conclusion that the Fund’s management fees were reasonable.

Compliance. The Board considered the significant attention and resources dedicated by DIMA to documenting and enhancing its compliance processes in recent years. The Board noted in particular (i) the experience, seniority and time commitment of the individuals serving as DIMA’s and the Fund’s chief compliance officers; (ii) the large number of DIMA compliance personnel; and (iii) the substantial commitment of resources by DIMA and its affiliates to compliance matters.

Based on all of the information considered and the conclusions reached, the Board unanimously determined that the continuation of the Agreement is in the best interests of the Fund. In making this determination, the Board did not give particular weight to any single factor identified above. The Board considered these factors over the course of numerous meetings, certain of which were in executive session with only the Independent Directors and counsel present. It is possible that individual Independent Directors may have weighed these factors differently in reaching their individual decisions to approve the continuation of the Agreement.

Deutsche Mid Cap Value Fund	39

Account Management Resources

For More Information

The automated telephone system allows you to access personalized account information and obtain information on other Deutsche funds using either your voice or your telephone keypad. Certain account types within Classes A, C and S also have the ability to purchase, exchange or redeem shares using this system.

For more information, contact your financial advisor. You may also access our automated telephone system or speak with a Shareholder Service representative by calling:

(800) 728-3337

Web Site

deutschefunds.com

View your account transactions and balances, trade shares, monitor your asset allocation, subscribe to fund and account updates by e-mail, and change your address, 24 hours a day.

Obtain prospectuses and applications, blank forms, interactive worksheets, news about Deutsche funds, retirement planning information, and more.

Written Correspondence	Deutsche Asset Management PO Box 219151 Kansas City, MO 64121-9151
Proxy Voting	The fund’s policies and procedures for voting proxies for portfolio securities and information about how the fund voted proxies related to its portfolio securities during the most recent 12-month period ended June 30 are available on our Web site — deutschefunds.com (click on “proxy voting” at the bottom of the page) — or on the SEC’s Web site — sec.gov. To obtain a written copy of the fund’s policies and procedures without charge, upon request, call us toll free at (800) 728-3337.
Portfolio Holdings	Following the fund’s fiscal first and third quarter-end, a complete portfolio holdings listing is filed with the SEC on Form N-Q. This form will be available on the SEC’s Web site at sec.gov, and it also may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. Information on the operation of the SEC’s Public Reference Room may be obtained by calling (800) SEC-0330. The fund’s portfolio holdings are also posted on deutschefunds.com from time to time. Please see the fund’s current prospectus for more information.
Principal Underwriter	If you have questions, comments or complaints, contact: Deutsche AM Distributors, Inc. 222 South Riverside Plaza Chicago, IL 60606-5808 (800) 621-1148

40	Deutsche Mid Cap Value Fund

Investment Advisor

Deutsche Investment Management Americas Inc. (“DIMA” or the “Advisor”), which is part of Deutsche Asset Management, is the investment advisor for the fund. DIMA and its predecessors have more than 80 years of experience managing mutual funds and DIMA provides a full range of investment advisory services to both institutional and retail clients.

DIMA is an indirect, wholly owned subsidiary of Deutsche Bank AG. Deutsche Bank AG is a major global banking institution engaged in a wide variety of financial services, including investment management, retail, private and commercial banking, investment banking and insurance.

	Class A	Class C	Class S	Institutional Class
Nasdaq Symbol	MIDVX	MIDZX	MIDTX	MIDIX
CUSIP Number	25159G 852	25159G 878	25159G 886	25159G 704
Fund Number	417	717	2117	1417

For shareholders of Class R and R6
Automated Information Line	Deutsche AM Flex Plan Access (800) 728-3337 24-hour access to your retirement plan account.
Web Site

deutschefunds.com

Click “Retirement Plans“ to reallocate assets, process transactions, review your funds, and subscribe to fund updates by e-mail through our secure online account access.

Obtain prospectuses and applications, blank forms, interactive worksheets, news about Deutsche funds, retirement planning information, and more.

For More Information	(800) 728-3337 To speak with a service representative.
Written Correspondence	Deutsche AM Service Company 222 South Riverside Plaza Chicago, IL 60606-5806

	Class R		Class R6
Nasdaq Symbol	MIDQX		MIDUX
CUSIP Number	25159G 605		25159G 720
Fund Number	1517		1617

Deutsche Mid Cap Value Fund	41

Privacy Statement

FACTS	What Does Deutsche Asset Management Do With Your Personal Information?
Why?	Financial companies choose how they share your personal information. Federal law gives consumers the right to limit some but not all sharing. Federal law also requires us to tell you how we collect, share and protect your personal information. Please read this notice carefully to understand what we do.
What?

The types of personal information we collect and share can include:

–    Social Security number

–     Account balances

–    Purchase and transaction history

–     Bank account information

–    Contact information such as mailing address, e-mail address and telephone number

How?	All financial companies need to share customers’ personal information to run their everyday business. In the section below, we list the reasons financial companies can share their customers’ personal information, the reasons Deutsche Asset Management chooses to share and whether you can limit this sharing.

Reasons we can share your personal information	Does Deutsche Asset Management share?	Can you limit this sharing?
For our everyday business purposes — such as to process your transactions, maintain your account(s), respond to court orders or legal investigations	Yes	No
For our marketing purposes — to offer our products and services to you	Yes	No
For joint marketing with other financial companies	No	We do not share
For our affiliates’ everyday business purposes — information about your transactions and experiences	No	We do not share
For our affiliates’ everyday business purposes — information about your creditworthiness	No	We do not share
For non-affiliates to market to you	No	We do not share

Questions?	Call (800) 728-3337 or e-mail us at service@db.com

42	Deutsche Mid Cap Value Fund

Who we are
Who is providing this notice?	Deutsche AM Distributors, Inc; Deutsche Investment Management Americas Inc.; Deutsche AM Investor Services, Inc.; Deutsche AM Trust Company; the Deutsche Funds
What we do
How does Deutsche Asset Management protect my personal information?	To protect your personal information from unauthorized access and use, we use security measures that comply with federal law. These measures include computer safeguards and secured files and buildings.
How does Deutsche Asset Management collect my personal information?

We collect your personal information, for example, when you:

–    open an account

–    give us your contact information

–    provide bank account information for ACH or wire transactions

–    tell us where to send money

–    seek advice about your investments

Why can’t I limit all sharing?

Federal law gives you the right to limit only

– sharing for affiliates’ everyday business purposes

–    information about your creditworthiness

–    affiliates from using your information to market to you

–    sharing for non-affiliates to market to you

State laws and individual companies may give you additional rights to limit sharing.

Definitions
Affiliates	Companies related by common ownership or control. They can be financial or non-financial companies. Our affiliates include financial companies with the DWS or Deutsche Bank (“DB”) name, such as DB AG Frankfurt.
Non-affiliates

Companies not related by common ownership or control. They can be financial and non-financial companies.

Non-affiliates we share with include account service providers, service quality monitoring services, mailing service providers and verification services to help in the fight against money laundering and fraud.

Joint marketing	A formal agreement between non-affiliated financial companies that together market financial products or services to you. Deutsche Asset Management does not jointly market.

Rev. 05/2017

Deutsche Mid Cap Value Fund	43

Notes

DMCVF-3

(R-027912-6 7/17)

ITEM 2.	CODE OF ETHICS

Not applicable.

ITEM 3.	AUDIT COMMITTEE FINANCIAL EXPERT

Not applicable

ITEM 4.	PRINCIPAL ACCOUNTANT FEES AND SERVICES

Not applicable

ITEM 5.	AUDIT COMMITTEE OF LISTED REGISTRANTS

Not applicable

ITEM 6.	SCHEDULE OF INVESTMENTS

Not applicable

ITEM 7.	DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES

Not applicable

ITEM 8.	PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES

Not applicable

ITEM 9.	PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS

Not applicable

ITEM 10.	SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS

There were no material changes to the procedures by which shareholders may recommend nominees to the Fund’s Board. The primary function of the Nominating and Governance Committee is to identify and recommend individuals for membership on the Board and oversee the administration of the Board Governance Guidelines. Shareholders may recommend candidates for Board positions by forwarding their correspondence by U.S. mail or courier service to Keith R. Fox, Deutsche Funds Board Chair, c/o Thomas R. Hiller, Ropes & Gray LLP, Prudential Tower, 800 Boylston Street, Boston, MA 02199-3600.

ITEM 11.	CONTROLS AND PROCEDURES

	(a)	The Chief Executive and Financial Officers concluded that the Registrant’s Disclosure Controls and Procedures are effective based on the evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.

	(b)	There have been no changes in the registrant’s internal control over financial reporting that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal controls over financial reporting.

ITEM 12.	EXHIBITS

	(a)(1)	Not applicable

	(a)(2)	Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

	(b)	Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b)) is furnished and attached hereto as Exhibit 99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:	Deutsche Mid Cap Value Fund, a series of Deutsche Value Series, Inc.

By:	/s/Brian E. Binder Brian E. Binder President

Date:	7/28/2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Brian E. Binder Brian E. Binder President

Date:	7/28/2017

By:	/s/Paul Schubert Paul Schubert Chief Financial Officer and Treasurer

Date:	7/28/2017